Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common Stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	50,000,000,000	50,000,000,000
Common Stock,shares issued	309,450,000	1,300
Common Stock, shares outstanding	309,450,000	1,300